Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth certain information regarding the compensation of our NEOs in comparison to different financial performance measures.

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for First PEO (b)(1)	Compensation Actually Paid to First PEO (c)(1) (2)	Summary Compensation Table Total for Second PEO (b)(1)	Compensation Actually Paid for Second PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)	Average Compensation Actually Paid for Non-PEO NEOs (e)(1)(2)	Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)	Net Income (Loss) (h)(4)	Company- Selected Measure: Revenue (i)(5)
2024	$7,154,323	$14,137,740	N/A	N/A	$2,670,411	$3,542,822	$142	$143	$64,623,000	$376,024,000
2023	$5,418,627	$11,257,628	N/A	N/A	$2,366,876	$3,506,499	$125	$128	$67,372,000	$388,788,000
2022	$11,672,287	$11,549,710	$9,519,644	$(5,788,968)	$3,091,638	$(66,111)	$94	$110	$(295,880,000)	$438,933,000
2021	N/A	N/A	$11,266,837	$6,106,157	$4,351,075	$2,273,331	$106	$138	$(55,457,000)	$391,212,000
2020	N/A	N/A	$10,080,391	$10,208,879	$5,321,481	$6,081,397	$117	$120	$146,762,000	$515,919,000

(1) Paul E. Davis served as our PEO in 2024 and 2023 and he also served as our PEO for the last quarter of 2022, following the Separation, and is listed as the “First PEO.” Jon Kirchner served as our PEO for all of 2020, 2021, and the first three quarters of 2022, prior to Separation, and is listed as the “Second PEO.” For 2024 and 2023, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes and Dana Escobar. For 2022, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes, Dana Escobar, Robert Andersen, Samir Armaly, and Geir Skaaden. For 2021 and 2020, our non-PEO NEOs consisted of Robert Andersen, Samir Armaly, Matt Milne, and Geir Skaaden. The total compensation for 2022 of our First PEO and post-Separation non-PEO NEOs includes initial equity award grants, sign-on bonuses and other compensation that we do not anticipate recurring in future years.

(2) The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

First PEO
		2020	2021	2022	2023	2024
	Summary Compensation Table - Total Compensation (column (b))	N/A	N/A	$11,672,287	$5,418,627	$7,154,323
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$10,119,620	$4,205,746	$5,893,530
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$11,246,057	$6,127,669	$7,553,891
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	N/A	$(1,177,348)	$3,929,284	$5,443,314
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	N/A	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	N/A	$(71,666)	$109,982	$(119,911)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	$—	$122,188	$349
=	Compensation Actually Paid (column (c))			$11,549,710	$11,257,628	$14,137,740

Second PEO
		2020	2021	2022	2023	2024
	Summary Compensation Table - Total Compensation (column (b))	$10,080,391	$11,266,837	$9,519,644	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$8,382,998	$9,926,690	$8,491,646	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$9,135,315	$7,039,185	$1,399,078	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$88,937	$(2,287,824)	$(8,093,722)	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(712,766)	$14,649	$(122,322)	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	—	$—	N/A	N/A
=	Compensation Actually Paid (column (c))	$10,208,879	$6,106,157	$(5,788,968)	N/A	N/A

Non-PEO NEO Average
		2020	2021	2022	2023	2024
	Summary Compensation Table - Total Compensation (column (d))	$5,321,481	$4,351,075	$3,091,638	$2,366,876	$2,670,411
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$4,139,916	$3,560,617	$2,533,681	$1,724,409	$1,948,935
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,848,196	$2,684,150	$1,062,294	$2,515,988	$2,487,297
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$83,409	$(1,202,795)	$(777,596)	$313,275	$375,528
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(31,774)	$1,518	$(565,915)	$34,768	$(41,480)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	—	$342,852	$—	$—
=	Compensation Actually Paid (column (e))	$6,081,397	$2,273,331	$(66,111)	$3,506,499	$3,542,822

(3) For each of the Covered Years, total stockholder return (“TSR”) for the Company and the Peer Group was calculated based on a deemed fixed investment of $100 for the period starting at market close on December 31, 2019. For purposes of this PVP, our selected Peer Group consists of the Russell 2000 Index, an independently prepared market capitalization weighted index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) Net income (loss) is presented on a consolidated basis and therefore includes net loss attributable to the product business of $0, $0, $(434,272,000), $(123,440,000), and $(93,044,000) for the years ended December 31, 2024 and 2023, the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. Therefore, net income from continuing operations for all such periods was $64,623,000, $67,372,000, $138,392,000, $67,983,000, and $239,806,000, respectively.

(5) We consider TSR as our most important financial performance measures used to link compensation actually paid to our Company performance for 2024. As TSR is already required to be disclosed in the PVP Table in accordance with Item 402(v) of Regulation S-K, revenue has been selected as our Company-Selected Measure since it is included in our Incentive Compensation Plan and as a metric in our PSU awards. The Company’s selected measure of revenue excludes $366,730,000, $486,484,000 and $376,101,000 of revenue attributable to the product business for the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. The revenue attributable to the product business was a factor in measuring the Second PEO’s performance for all such periods.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote			Paul E. Davis served as our PEO in 2024 and 2023 and he also served as our PEO for the last quarter of 2022, following the Separation, and is listed as the “First PEO.” Jon Kirchner served as our PEO for all of 2020, 2021, and the first three quarters of 2022, prior to Separation, and is listed as the “Second PEO.” For 2024 and 2023, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes and Dana Escobar. For 2022, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes, Dana Escobar, Robert Andersen, Samir Armaly, and Geir Skaaden. For 2021 and 2020, our non-PEO NEOs consisted of Robert Andersen, Samir Armaly, Matt Milne, and Geir Skaaden. The total compensation for 2022 of our First PEO and post-Separation non-PEO NEOs includes initial equity award grants, sign-on bonuses and other compensation that we do not anticipate recurring in future years.
Peer Group Issuers, Footnote			For each of the Covered Years, total stockholder return (“TSR”) for the Company and the Peer Group was calculated based on a deemed fixed investment of $100 for the period starting at market close on December 31, 2019. For purposes of this PVP, our selected Peer Group consists of the Russell 2000 Index, an independently prepared market capitalization weighted index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time. (4) Net income (loss) is presented on a consolidated basis and therefore includes net loss attributable to the product business of $0, $0, $(434,272,000), $(123,440,000), and $(93,044,000) for the years ended December 31, 2024 and 2023, the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. Therefore, net income from continuing operations for all such periods was $64,623,000, $67,372,000, $138,392,000, $67,983,000, and $239,806,000, respectively.
Adjustment To PEO Compensation, Footnote	The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

First PEO
		2020	2021	2022	2023	2024
	Summary Compensation Table - Total Compensation (column (b))	N/A	N/A	$11,672,287	$5,418,627	$7,154,323
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$10,119,620	$4,205,746	$5,893,530
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$11,246,057	$6,127,669	$7,553,891
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	N/A	$(1,177,348)	$3,929,284	$5,443,314
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	N/A	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	N/A	$(71,666)	$109,982	$(119,911)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	$—	$122,188	$349
=	Compensation Actually Paid (column (c))			$11,549,710	$11,257,628	$14,137,740

Second PEO
		2020	2021	2022	2023	2024
	Summary Compensation Table - Total Compensation (column (b))	$10,080,391	$11,266,837	$9,519,644	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$8,382,998	$9,926,690	$8,491,646	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$9,135,315	$7,039,185	$1,399,078	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$88,937	$(2,287,824)	$(8,093,722)	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(712,766)	$14,649	$(122,322)	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	—	$—	N/A	N/A
=	Compensation Actually Paid (column (c))	$10,208,879	$6,106,157	$(5,788,968)	N/A	N/A

Non-PEO NEO Average Total Compensation Amount			$ 2,670,411	$ 2,366,876	$ 3,091,638	$ 4,351,075	$ 5,321,481
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,542,822	3,506,499	(66,111)	2,273,331	6,081,397
Adjustment to Non-PEO NEO Compensation Footnote	The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average
		2020	2021	2022	2023	2024
	Summary Compensation Table - Total Compensation (column (d))	$5,321,481	$4,351,075	$3,091,638	$2,366,876	$2,670,411
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$4,139,916	$3,560,617	$2,533,681	$1,724,409	$1,948,935
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,848,196	$2,684,150	$1,062,294	$2,515,988	$2,487,297
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$83,409	$(1,202,795)	$(777,596)	$313,275	$375,528
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(31,774)	$1,518	$(565,915)	$34,768	$(41,480)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	—	$342,852	$—	$—
=	Compensation Actually Paid (column (e))	$6,081,397	$2,273,331	$(66,111)	$3,506,499	$3,542,822

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The financial performance measures listed below are our unranked most important financial performance measures used to link PEO and non-PEO CAP to our Company performance in 2024.

•
TSR
•
Revenue
•
Non-GAAP Operating Expenses (excluding litigation)

Total Shareholder Return Amount			$ 142	125	94	106	117
Peer Group Total Shareholder Return Amount			143	128	110	138	120
Net Income (Loss)			$ 64,623,000	$ 67,372,000	$ (295,880,000)	$ (55,457,000)	$ 146,762,000
Company Selected Measure Amount			376,024,000	388,788,000	438,933,000	391,212,000	515,919,000
Additional 402(v) Disclosure			We consider TSR as our most important financial performance measures used to link compensation actually paid to our Company performance for 2024. As TSR is already required to be disclosed in the PVP Table in accordance with Item 402(v) of Regulation S-K, revenue has been selected as our Company-Selected Measure since it is included in our Incentive Compensation Plan and as a metric in our PSU awards. The Company’s selected measure of revenue excludes $366,730,000, $486,484,000 and $376,101,000 of revenue attributable to the product business for the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. The revenue attributable to the product business was a factor in measuring the Second PEO’s performance for all such periods.
Measure:: 1
Pay vs Performance Disclosure
Name			TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Operating Expenses (excluding litigation)
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Paul E. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,154,323	$ 5,418,627	$ 11,672,287
PEO Actually Paid Compensation Amount			$ 14,137,740	$ 11,257,628	11,549,710
PEO Name	Paul E. Davis		Paul E. Davis	Paul E. Davis
Jon Kirchner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,519,644	$ 11,266,837	$ 10,080,391
PEO Actually Paid Compensation Amount					(5,788,968)	$ 6,106,157	$ 10,208,879
PEO Name		Jon Kirchner				Jon Kirchner	Jon Kirchner
PEO | Paul E. Davis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,893,530)	$ (4,205,746)	(10,119,620)
PEO | Paul E. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,553,891	6,127,669	11,246,057
PEO | Paul E. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,443,314	3,929,284	(1,177,348)
PEO | Paul E. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(119,911)	109,982	(71,666)
PEO | Paul E. Davis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(349)	(122,188)
PEO | Jon Kirchner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,491,646)	$ (9,926,690)	$ (8,382,998)
PEO | Jon Kirchner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,399,078	7,039,185	9,135,315
PEO | Jon Kirchner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,093,722)	(2,287,824)	88,937
PEO | Jon Kirchner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(122,322)	14,649	(712,766)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,948,935	1,724,409	2,533,681	3,560,617	4,139,916
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,487,297	2,515,988	1,062,294	2,684,150	4,848,196
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			375,528	313,275	(777,596)	(1,202,795)	83,409
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (41,480)	$ 34,768	(565,915)	$ 1,518	$ (31,774)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 342,852